Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option activities under the Option Plans
Options Outstanding, Beginning Balance	918,604	1,001,175	972,326
Options, Granted	216,330	117,722	151,956
Options, Exercised	(93,421)	(121,945)	(93,827)
Options, Forfeited	(45,129)	(78,348)	(29,280)
Options Outstanding, Ending Balance	996,384	918,604	1,001,175
Options, Exercisable	689,700	661,538	731,438
Options Outstanding Weighted Average Exercise Price/Share, Beginning Balance	$ 10.89	$ 10.23	$ 9.54
Options Granted, Weighted Average Exercise Price/Share	$ 12.60	$ 13.19	$ 12.42
Options Exercised, Weighted Average Exercise Price/Share	$ 9.51	$ 8.81	$ 7.60
Options Forfeited, Weighted Average Exercise Price/Share	$ 10.53	$ 9.22	$ 6.92
Options Outstanding Weighted Average Exercise Price/Share, Ending Balance	$ 11.41	$ 10.89	$ 10.23
Options Exercisable, Weighted Average Exercise Price/Share	$ 10.95	$ 10.53	$ 10.08